UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Real Estate High Income

Fund

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines call 1-617-563-6414, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on the fund, including charges and expenses, call Jeff Gandel at 617-563-6414 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $100,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Real Estate High Income	13.81%	13.02%	14.27%

A From January 5, 1995.

$100,000 Over Life of Fund

Let's say hypothetically that $100,000 was invested in Fidelity® Real Estate High Income Fund on January 5, 1995, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Merrill Lynch® US High Yield Master Cash Pay Only Index (Formerly the ML High Yield Master Index) did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Steve Rosen, Portfolio Manager of Fidelity® Real Estate High Income Fund

High-yield corporate bonds staged a remarkable turnaround during the one-year period ending November 30, 2003, as the Merrill Lynch® U.S. High Yield Master Cash Pay Only Index, a broad measure of the high-yield bond market, gained 26.21% - one of its strongest one-year periods ever. A declining default rate, increasing flows into high-yield mutual funds, rebounding equity markets, signs of an economic recovery and a focus on corporate debt reduction paced the sector's recovery for much of the period. In comparison, high-yield real estate bonds generally didn't perform as well as the high-yield corporate sector overall, predominantly because spreads for real estate debt securities didn't tighten as significantly. However, strong demand for yield generally bolstered the prices of high-yield commercial mortgage-backed securities (CMBS), real estate preferred stocks, real estate company bonds and certain kinds of residential mortgage-backed securities, resulting in strong absolute performance for these security types. Spreads for high-yield CMBS - the area where the fund is focused - compressed somewhat during the period, pushing prices higher as healthy demand outpaced robust new supply. Although the business prospects in the real estate industry trended a bit weaker, CMBS credit conditions - as measured by mortgage loan defaults - held up reasonably well.

For the 12 months ending November 30, 2003, Fidelity Real Estate High Income Fund returned 13.81%, underperforming the 26.21% return for the Merrill Lynch U.S. High Yield Master Cash Pay Only Index, a broad measure of the high-yield bond market, and the 22.49% return for the LipperSM High Current Yield Funds Average. The fund's emphasis on high-yield real estate securities caused the bulk of its performance shortfall, as these securities generally lagged those of the broader high-yield corporate bond market. On an absolute basis, however, I was pleased the fund continued to produce a less volatile, double-digit return. The fund's absolute return was aided by a focus on higher-quality, BB-rated CMBS, which generally performed better than lower-rated and unrated CMBS. More specifically, the fund's holdings in PMLIC 96-PML and MSC 98-HF2 - both CMBS - produced superior returns in response to the very strong performance of the underlying loan collateral. Among the few disappointments were the fund's holdings in CSFB 2000-FL1 and NASC 94-MD1, two CMBS whose prices declined due to weak property performance and loan defaults. Elsewhere, LNR Property was a stock that I eliminated from the fund prematurely, given its appreciation during the latter half of the period.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investments November 30, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 1.5%
	Principal Amount	Value (Note 1)
Healthcare - 0.5%
Fountain View, Inc. 9.25% 8/19/08 (c)	$ 1,583,630	$ 1,567,794
Hotels - 1.0%
Times Square Hotel Trust 8.528% 8/1/26 (d)	2,716,211	2,960,670
TOTAL NONCONVERTIBLE BONDS (Cost $3,921,237)		4,528,464
Asset-Backed Securities - 2.7%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (d)	2,496,621	2,436,203
Series 2003-HE5 Class A, 7% 8/17/33 (d)	1,323,856	1,294,069
ACE Securities Corp. NIMS Trust Series 2002-HE1N Class N, 8.85% 7/25/12	78,920	78,920
CDC Mortgage Capital, Inc. NIMS Trust Series 2002-HE2N Class NOTE, 10% 1/25/33 (d)	69,736	69,807
CS First Boston Mortgage Securities Corp. NIMS Trust:
Series 2002-H1N Class A, 8% 8/27/32 (d)	30,343	30,115
Series 2002-H4N Class A, 8% 8/27/32 (d)	163,013	161,790
Home Equity Asset Trust NIMS Trust:
Series 2002-2N Class A, 8% 1/27/33 (d)	49,200	48,954
Series 2002-3N Class A, 8% 3/25/33 (d)	658,419	650,188
Series 2003-2N Class A, 8% 9/27/33 (d)	186,713	182,792
Series 2003-3N Class A, 8% 9/27/33 (d)	424,348	417,983
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (d)	2,101,450	2,101,450
IndyMac NIMS Trust Series 2001-B Class A, 8.4688% 8/25/31 (d)(f)	41,221	40,809
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-1 Class N1, 9.05% 5/25/32 (d)	15,870	15,870
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4N Class NOTE, 8.5% 1/25/32 (d)	4,652	4,655
Series 2002-HE2N Class NOTE, 9.5% 8/25/32 (d)	407,322	407,546
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (d)	197,607	197,830
Option One Mortgage Securities Corp. NIMS Trust Series 2002-2A Class CFTS, 8.83% 6/26/32 (d)	55,227	55,261

	Principal Amount	Value (Note 1)
Saxon Asset Securities Trust Series 1998-1:
Class BF2, 8% 12/25/27 (d)	$ 276,484	$ 82,945
Class BF3, 8.6% 12/25/27 (d)	238,571	11,929
TOTAL ASSET-BACKED SECURITIES (Cost $8,602,321)		8,289,116
Collateralized Mortgage Obligations - 7.1%

Private Sponsor - 5.2%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(f)	898,199	712,946
Class B4, 6.61% 7/25/32 (d)(f)	1,797,377	954,295
Class B5, 6.61% 7/25/32 (d)(f)	1,451,851	243,185
Series 2002-R2 Class 2B4, 5.0537% 7/25/33 (d)(f)	144,816	62,045
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)	826,416	618,521
Class B4, 5.75% 8/25/43 (d)	469,286	239,336
Class B5, 5.75% 8/25/43 (d)	1,171,971	178,726
Series 2003-40:
Class B3, 4.5% 10/25/18	247,885	205,822
Class B4, 4.5% 10/25/18	99,154	69,935
Class B5, 4.5% 10/25/18	337,171	94,408
Series 2003-R1:
Class 2B4, 4.9865% 2/25/43 (d)(f)	113,291	46,750
Class 2B5, 4.9865% 2/25/43 (d)(f)	546,354	74,574
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)	782,335	566,949
Series 2003-R3 Class B3, 5.5% 11/25/33	743,179	531,257
CS First Boston Mortgage Securities Corp. Series 2002-26:
Class 4B3, 7% 10/25/17	368,067	366,191
Class 4B4, 7% 10/25/17 (d)	110,662	87,369
Class 4B5, 7% 10/25/17 (d)	192,535	118,740
Class 4B6, 7% 10/25/17 (d)	144,401	23,104
DLJ Mortgage Acceptance Corp. Series 1996-TD:
Class C, 6.6883% 9/29/23 (d)(f)	64,717	64,670
Class D, 6.6883% 9/29/23 (d)(f)	97,493	58,496
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (d)	653,938	675,599
Class B2, 7% 2/19/30 (d)	560,518	571,378
Class B4, 7% 2/19/30 (d)	183,978	66,922
Residential Accredit Loans, Inc. Series 2001-QS6:
Class B1, 6.5% 5/25/16 (d)	196,674	175,067
Class B2, 6.5% 5/25/16 (d)	98,382	73,731
Class B3, 6.5% 5/25/16 (d)	150,475	31,043
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (d)	$ 201,365	$ 149,702
Residential Asset Securitization Trust:
Series 1998-A7 Class B5, 6.5% 7/25/13 (d)	244,566	189,615
Series 1999-A2 Class B4, 6.25% 3/25/14 (d)	212,834	188,584
Residential Finance LP/Residential Finance Development Corp.:
floater Series 2003-B:
Class B8, 7.82% 7/10/35 (d)(f)	2,236,127	2,247,307
Class B9, 13.07% 7/10/35 (d)(f)	1,739,210	1,747,906
Series 2002-A:
Class B10, 17.32% 10/10/34 (f)	1,530,429	1,606,951
Class B9, 13.32% 10/10/34 (f)	2,448,984	2,559,188
Series 2003-D Class B9, 0% 12/10/35 (e)(f)	500,000	500,000
TOTAL PRIVATE SPONSOR		16,100,312
U.S. Government Agency - 1.9%
Fannie Mae REMIC Trust Series 2001-W3 Subordinate REMIC Pass-Through Certificates:
Class B3, 7% 9/25/41	878,131	728,849
Class B4, 7% 9/25/41	480,904	272,012
Class B5, 7% 9/25/41	1,641,638	296,521
Fannie Mae REMIC Trust Series 2002-W1 Subordinate REMIC Pass-Through Certificates:
Class 3B3, 4.9891% 2/25/42 (d)(f)	179,996	120,175
Class 3B5, 4.9891% 2/25/42 (d)(f)	204,904	27,968
Class B4, 6% 2/25/42 (d)	1,245,198	651,394
Class B5, 6% 2/25/42 (d)	1,204,430	185,181
Fannie Mae REMIC Trust Series 2002-W6 Subordinate REMIC Pass-Through Certificates Class 3B4, 5.2% 1/25/42 (d)(f)	143,171	67,223
Fannie Mae REMIC Trust Series 2003-W1 Subordinate REMIC Pass-Through Certificates:
Class B3, 5.75% 12/25/42	2,494,604	1,830,416
Class B4, 5.75% 12/25/42	1,526,401	751,753
Class B5, 5.75% 12/25/42	3,412,025	523,533

	Principal Amount	Value (Note 1)
Fannie Mae REMIC Trust Series 2003-W10 Subordinate REMIC Pass-Through Certificates:
Class 2B4, 4.8751% 6/25/43 (f)	$ 411,515	$ 167,114
Class 2B5, 4.8751% 6/25/43 (f)	480,183	65,542
TOTAL U.S. GOVERNMENT AGENCY		5,687,681
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,852,154)		21,787,993
Commercial Mortgage Securities - 77.7%

Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (d)	1,500,000	1,572,600
Artesia Mortgage CMBS, Inc.:
floater Series 1998-C1 Class F, 6.92% 6/25/30 (d)(f)	4,513,000	3,969,184
Series 1998-C1 Class G, 6.83% 6/25/30 (d)(f)	452,000	179,670
Asset Securitization Corp.:
Series 1997-D4:
Class B1, 7.525% 4/14/29	2,000,000	1,904,357
Class B2, 7.525% 4/14/29	675,000	511,286
Series 1997-D5:
Class A8, 10.115% 2/14/43	2,676,721	3,043,543
Class PS1, 1.5168% 2/14/43 (f)(g)	26,136,712	1,445,569
Atherton Franchise Loan Funding LLP Series 1998-A:
Class E, 8.25% 5/15/20 (b)(d)	1,500,000	150,000
Class F, 7.44% 11/15/14 (b)(d)	2,000,000	50,000
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.2355% 8/1/24 (d)(f)	793,333	642,600
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1:
Class G, 1.85% 4/27/09 (d)(f)	15,046	14,896
Class H, 1.1508% 10/25/22 (d)(f)	417,494	125,290
CBA Mortgage Corp.:
floater Series 1993-C1:
Class G, 6.67% 12/25/03 (f)(h)	1,852,837	1,834,309
Class H, 6.72% 12/25/03 (f)(h)	1,852,837	1,667,553
Series 1993-C1 Class F, 6.72% 12/25/03 (d)(f)	5,869,184	5,869,184
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class H, 8.87% 12/12/13 (d)(f)	1,093,345	1,072,462
Series 1998-1 Class F, 6.56% 5/18/30 (d)	5,000,000	4,534,500
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)	$ 4,000,000	$ 3,518,750
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)	7,175,000	5,895,832
Series 1999-C2:
Class G, 6% 11/17/32	4,575,000	3,729,540
Class H, 6% 11/17/32	4,372,000	3,411,909
Class X, 0.4327% 11/17/32 (f)(g)	94,975,352	3,087,440
Commercial Mortgage pass thru certificates Series 2000-C1 Class G, 6.85% 8/15/33 (d)	1,200,000	1,039,560
Crest Clarendon Street 2002-1 Ltd./Crest Clarendon 2002-1Corp. Series 2002-1A Class D, 9% 12/28/35 (d)	2,500,000	2,321,582
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class D, 9% 6/28/38 (d)	4,100,000	3,830,457
Crest G-Star Ltd. Series 2001-2A
Class C, 10% 2/25/32 (d)	1,330,000	1,305,582
Crest Ltd. Series 2000-1A Class D, 10% 8/31/36 (d)	2,200,000	2,037,750
CS First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(f)	3,190,000	1,133,972
Series 1995-AEW1 Class G2, 6.4965% 11/25/27 (d)(f)	183,533	132,434
Series 2000-FL1A:
Class F, 4.044% 12/15/09 (d)(f)	1,018,000	955,400
Class G, 4.044% 12/15/09 (d)(f)	1,391,267	1,256,996
Class H, 4.043% 12/15/09 (d)(f)	1,414,342	1,131,474
Class J, 4.0427% 12/15/09 (d)(f)	1,003,070	601,842
Class K, 3.8796% 12/15/09 (d)(f)	1,800,269	270,040
Series 2001-CK6 Class NW, 6.08% 1/15/15	2,050,000	1,025,000
Series 2001-CP4 Class H, 6% 12/15/35 (d)	2,470,000	2,176,013
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(f)	6,026,000	4,227,619
Series 2002-TFLA Class AX, 1.12% 11/18/12 (d)(f)(g)	87,092,224	1,486,185
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31	3,600,000	2,668,106
DLJ Commercial Mortgage Corp. floater Series 1999-STF1 Class B5, 4.7198% 7/5/08 (d)(f)	4,571,167	4,571,761

	Principal Amount	Value (Note 1)
DLJ Mortgage Acceptance Corp. Series 1997-CF1 Class B3, 7.74% 5/15/30 (d)	$ 1,417,827	$ 70,891
Enterprise Mortgage Acceptance Co. Series 1998-1 Class E, 8.18% 1/15/25 (d)	455,503	2,278
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.9604% 4/29/39 (d)(f)	8,933,001	7,034,739
weighted average coupon Series 1997-CHL1 Class D, 7.9604% 4/29/39 (d)(f)	5,773,001	5,743,559
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (d)	3,700,000	3,403,422
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class F, 0% 4/15/19 (d)(f)	121,950	0
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (d)	4,500,000	4,005,703
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (d)(f)	2,700,000	1,841,940
GMAC Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class F, 7.86% 11/15/06 (d)	2,071,000	2,227,024
Series 1999-C1 Class F, 6.02% 5/15/33 (d)	7,100,000	6,300,590
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2001-FL1A Class H, 6.37% 7/13/13 (d)(f)	3,641,968	3,605,548
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29	4,060,000	3,311,498
Series 1999-C7:
Class F, 6% 10/15/35 (d)	2,415,000	2,232,185
Class G, 6% 10/15/35 (d)	13,273,000	8,453,574
Class H, 6% 10/15/35 (d)	1,991,000	1,188,229
Class NR, 6% 10/15/35 (d)	6,250,000	1,425,000
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9765% 4/25/21 (d)(f)	841,233	748,698
LTC Commercial Mortgage pass thru certificates Series 1998-1:
Class D, 6.96% 5/28/30 (d)	600,000	599,625
Class E, 7.792% 5/28/30 (d)	800,000	599,616
Meristar Commercial Mortgage Trust Series 1999-C1 Class X, 0.2154% 3/3/16 (d)(g)	45,885,000	446,493
Merrill Lynch Mortgage Trust Series 2002-MW1 Class H, 5.695% 7/12/34 (d)	1,475,000	1,283,941
Morgan Stanley Capital I, Inc.:
Series 1995-GAL1 Class E, 8.25% 8/15/27 (d)	5,918,133	6,153,009
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Capital I, Inc.: - continued
Series 1997-HF1 Class G, 6.86% 7/15/29 (d)	$ 2,010,000	$ 1,905,888
Series 1997-RR:
Class C, 7.4086% 4/30/39 (d)(f)	2,470,128	2,589,929
Class D, 7.7086% 4/30/39 (d)(f)	2,070,112	1,972,504
Class E, 7.7086% 4/30/39 (d)(f)	2,170,117	1,822,482
Class F, 7.7086% 4/30/39 (d)(f)	5,430,293	3,694,320
Class G1, 7.7086% 4/30/39 (d)(f)	5,350,864	2,162,483
Series 1997-WF1 Class F, 6.83% 7/15/29 (d)	1,520,000	1,529,263
Series 1998-HF1 Class F, 7.18% 3/15/30 (d)	7,000,000	7,261,407
Series 1998-HF2:
Class F, 6.01% 11/15/30 (d)	5,935,000	6,275,103
Class G, 6.01% 11/15/30 (d)	8,985,745	8,527,539
Mortgage Capital Funding, Inc.:
Series 1997-MC2 Class F, 7.214% 11/20/27 (d)	9,381,364	9,629,087
Series 1998-MC3 Class F, 7.3041% 11/18/31 (d)(f)	4,300,000	4,223,574
Nationslink Funding Corp. Series 1998-2:
Class E, 7.105% 8/20/30	2,000,000	2,132,568
Class F, 7.105% 8/20/30 (d)	9,000,000	8,467,383
Class G, 5% 8/20/30 (d)	1,315,000	874,475
Nomura Asset Securities Corp.:
Series 1998-D6 Class B1, 6% 3/15/30 (d)	7,453,000	7,006,358
weighted average coupon Series 1994-MD1 Class B2, 10.8031% 3/15/18 (b)(d)(f)	4,725,685	236,284
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class L, 7.9% 11/15/26 (d)	2,500,000	2,818,360
Class M, 7.9% 11/15/26 (d)	5,862,000	5,743,844
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.9344% 2/15/13 (d)(f)	3,765,000	3,597,928
Series 1999-NRF1 Class F, 6.074% 11/1/31 (d)	4,130,000	3,885,428
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 8.9203% 1/15/19 (d)(f)	1,450,000	457,210
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 7% 5/18/32 (d)(f)	2,500,000	2,095,703

	Principal Amount	Value (Note 1)
Series 2000-NL1 Class H, 6.9433% 10/15/30 (d)(f)	$ 2,900,000	$ 2,822,529
Series 1999-C1 Class G, 7.1517% 5/18/32 (d)(f)	5,412,500	5,038,699
Structured Mortgage Trust weighted average coupon Series 1997-2:
Class C, 5.2875% 1/30/06 (d)(f)	49,664	34,765
Class D, 5.28% 1/30/06 (d)(f)	62,736	37,641
TIAA Real Estate CDO 2002 1 Ltd./TIAA Real Estate CDO 2002 1 Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (d)	1,460,000	1,211,889
Trizechahn Office Properties Trust Series 2001-TZHA Class E4, 7.604% 5/15/16 (d)	500,000	510,078
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $227,610,955)		239,644,530
Common Stocks - 0.0%
	Shares
Banks and Thrifts - 0.0%
CS First Boston Mortgage Securities Corp. warrants 12/15/09 (a)	6,236,357	1
Healthcare - 0.0%
Fountain View, Inc. (h)	869	9
Homebuilding/Real Estate - 0.0%
Newcastle Investment Holdings Corp. (d)	25,000	126,250
TOTAL COMMON STOCKS (Cost $62,509)		126,260
Preferred Stocks - 7.2%

Convertible Preferred Stocks - 2.3%
Homebuilding/Real Estate - 2.3%
Equity Office Properties Trust Series B, 5.25%	50,500	2,474,500
Glenborough Realty Trust, Inc. Series A, 7.75%	117,200	2,918,280
Reckson Associates Realty Corp. Series A, 7.625%	71,600	1,780,692
		7,173,472
Nonconvertible Preferred Stocks - 4.9%
Homebuilding/Real Estate - 4.9%
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	442,365
Series Q, 10.10%	13,300	356,440
Series R, 10.00%	10,500	281,400
Series T, 8.00%	103,000	2,575,000
Cousins Properties, Inc. Series A, 7.75%	35,000	913,500
Developers Diversified Realty Corp. (depositary shares):
Class G, 8.00%	40,000	1,056,000
Class H, 7.375%	20,000	514,000
Preferred Stocks - continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - continued
Homebuilding/Real Estate - continued
Equity Residential (depositary shares) Series G, 7.25%	88,500	$ 2,301,000
First Industrial Realty Trust, Inc. (depositary shares) Series D, 7.95%	30,400	767,296
Mid-America Apartment Communities, Inc. Series H, 8.30%	103,000	2,704,780
Pennsylvania Real Estate Investment Trust 11.00%	20,800	1,223,040
PS Business Parks, Inc. (depositary shares) Series F, 8.75%	69,000	1,876,800
		15,011,621
TOTAL PREFERRED STOCKS (Cost $19,627,741)		22,185,093
Preferred Securities - 1.7%
Diversified Financials - 1.7%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 21.7665% 12/28/35 (d)(f)	1,500,000	1,426,992
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 14.8181% 6/28/38 (d)(f)	2,730,000	2,669,215
Crest G-Star Ltd. Series 2001-2A
Class PS, 22.3172% 2/25/32 (d)(f)	1,100,000	1,084,316
TOTAL PREFERRED SECURITIES (Cost $5,230,427)		5,180,523
Cash Equivalents - 1.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.02%, dated 11/28/03 due 12/1/03) (Cost $5,125,000)	$ 5,125,435	5,125,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $292,032,344)	306,866,979
NET OTHER ASSETS - 0.5%	1,548,620
NET ASSETS - 100%	$ 308,415,599
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $237,567,992 or 77.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,501,871 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CBA Mortgage Corp. floater Series 1993-C1: Class G, 6.67% 12/25/03	3/30/00	$ 1,525,768
Class H, 6.72% 12/25/03	3/30/00	$ 1,343,596
Fountain View, Inc.	8/19/03	$ 9
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	1.9%
AAA,AA,A	2.3
BBB	4.9
BB	38.3
B	8.0
CCC,CC,C	0.2
D	0.0
Not Rated	35.1
Equities	7.2
Short-Term Investments and Net Other Assets	2.1
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Purchases and sales of securities, other than short-term securities, aggregated $93,466,851 and $206,655,612, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $887 for the period.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $15,306,000. The weighted average interest rate was 1.37%. Interest earned from the interfund lending program amounted to $583 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
The fund hereby designates approximately $2,453,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003

Assets
Investment in securities, at value (including repurchase agreements of $5,125,000) (cost $292,032,344) - See accompanying schedule		$ 306,866,979
Cash		158,196
Foreign currency held at value (cost $35,898)		43,165
Receivable for investments sold		112,596
Dividends receivable		63,558
Interest receivable		2,190,375
Prepaid expenses		1,712
Other receivables		48,757
Total assets		309,485,338

Liabilities
Payable for investments purchased Regular delivery	$ 100,438
Delayed delivery	500,000
Distributions payable	164,104
Accrued management fee	185,629
Other affiliated payables	16,593
Other payables and accrued expenses	102,975
Total liabilities		1,069,739

Net Assets		$ 308,415,599
Net Assets consist of:
Paid in capital		$ 259,117,137
Undistributed net investment income		13,628,291
Accumulated undistributed net realized gain (loss) on investments		20,828,269
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,841,902
Net Assets, for 28,145,549 shares outstanding		$ 308,415,599
Net Asset Value, offering price and redemption price per share ($308,415,599 ÷ 28,145,549 shares)		$ 10.96

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended November 30, 2003

Investment Income
Dividends		$ 2,310,691
Interest		31,125,678
Total income		33,436,369

Expenses
Management fee	$ 2,696,519
Transfer agent fees	54,415
Accounting fees and expenses	185,671
Non-interested trustees' compensation	1,564
Custodian fees and expenses	21,043
Audit	67,613
Legal	19,996
Miscellaneous	443
Total expenses before reductions	3,047,264
Expense reductions	(39,932)	3,007,332
Net investment income (loss)		30,429,037
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		12,637,952
Change in net unrealized appreciation (depreciation) on: Investment securities	4,957,802
Assets and liabilities in foreign currencies	7,375
Total change in net unrealized appreciation (depreciation)		4,965,177
Net gain (loss)		17,603,129
Net increase (decrease) in net assets resulting from operations		$ 48,032,166

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2003	Year ended November 30, 2002 A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,429,037	$ 34,189,016
Net realized gain (loss)	12,637,952	3,539,428
Change in net unrealized appreciation (depreciation)	4,965,177	8,099,113
Net increase (decrease) in net assets resulting from operations	48,032,166	45,827,557
Distributions to shareholders from net investment income	(28,731,649)	(31,416,725)
Distributions to shareholders from net realized gain	(2,636,297)	-
Total distributions	(31,367,946)	(31,416,725)
Share transactions Net proceeds from sales of shares	47,564,600	78,200,000
Reinvestment of distributions	27,182,054	30,445,659
Cost of shares redeemed	(185,360,000)	(35,000,000)
Net increase (decrease) in net assets resulting from share transactions	(110,613,346)	73,645,659
Total increase (decrease) in net assets	(93,949,126)	88,056,491

Net Assets
Beginning of period	402,364,725	314,308,234
End of period (including undistributed net investment income of $13,628,291 and undistributed net investment income of $4,930,052, respectively)	$ 308,415,599	$ 402,364,725
Other Information Shares
Sold	4,392,412	7,560,546
Issued in reinvestment of distributions	2,541,844	2,988,813
Redeemed	(17,203,491)	(3,395,373)
Net increase (decrease)	(10,269,235)	7,153,986

A Certain amounts have been reclassified. See Note 1 of Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$ 10.05	$ 9.59	$ 9.35	$ 9.76
Income from Investment Operations
Net investment income (loss)B	.883	.992D,E	.778	.907	.931
Net realized and unrealized gain (loss)	.505	.354D,E	.585	.297	(.100)
Total from investment operations	1.388	1.346	1.363	1.204	.831
Distributions from net investment income	(.828)	(.926)	(.903)	(.964)	(1.085)
Distributions from net realized gain	(.070)	-	-	-	(.156)
Total distributions	(.898)	(.926)	(.903)	(.964)	(1.241)
Net asset value, end of period	$ 10.96	$ 10.47	$ 10.05	$ 9.59	$ 9.35
Total ReturnA	13.81%	14.05%	14.69%	13.58%	9.08%
Ratios to Average Net AssetsC
Expenses before expense reductions	.83%	.84%	.83%	.89%	.91%
Expenses net of voluntary waivers, if any	.83%	.84%	.83%	.89%	.91%
Expenses net of all reductions	.81%	.83%	.81%	.86%	.89%
Net investment income (loss)	8.24%	9.70%D,E	7.79%	9.67%	9.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 308,416	$ 402,365	$ 314,308	$ 205,706	$ 106,619
Portfolio turnover rate	27%	32%	38%	53%	16%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to accretion on a portfolio security, certain amounts for the year ended November 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss). The ratio of net investment income (loss) to average net assets decreased from 10.37% to 9.70%. The reclassification had no impact on total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

1. Significant Accounting Policies.

Fidelity Real Estate High Income Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to accretion on a portfolio security, certain amounts in the Statement of Changes in Net Assets and Financial Highlights for the year ended November 30, 2002 have been reclassified from what was previously reported. Net investment income (loss) was decreased by $2,346,670 (or $0.068 per share) with a corresponding increase to the change in net unrealized appreciation (depreciation). The ratio of net investment income (loss) to average net assets decreased from 10.37% to 9.70%. The reclassification had no impact on total net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to defaulted bonds and market discount.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 41,031,627	|
Unrealized depreciation	(7,836,136)
Net unrealized appreciation (depreciation)	33,195,491
Undistributed ordinary income	6,172,578
Undistributed long-term capital gain	11,785,336

Cost for federal income tax purposes	$ 273,671,488

The tax character of distributions paid was as follows:

	November 30, 2003	November 30, 2002
Ordinary Income	$ 28,915,266	$ 31,416,725
Long-term Capital Gains	2,452,680	-
Total	$ 31,367,946	$ 31,416,725

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .73% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $14,270 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $21,043 and $4,619, respectively.

7. Other Information.

At the end of the period, three unaffiliated shareholders were the owners of record of 69% of the total outstanding shares of the fund.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series IV) at November 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 23, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-617-563-6414.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Real Estate High Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series IV. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series IV. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Philip L. Bullen (44)

Year of Election or Appointment: 2001

Vice President of Real Estate High Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Real Estate High Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Stephen B. Rosen (39)

Year of Election or Appointment: 2000

Vice President of Real Estate High Income. Mr. Rosen is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Rosen served as a manager and analyst.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Real Estate High Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Real Estate High Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Real Estate High Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Real Estate High Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Real Estate High Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1995 Assistant Treasurer of Real Estate High Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Real Estate High Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Real Estate High Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Real Estate High Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Real Estate High Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Pay Date	Record Date	Capital Gains
12/22/03	12/19/03	$.44
01/12/04	01/09/04	$.07

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

REHI-UANN-0104
1.786712.100

Item 2. Code of Ethics

As of the end of the period, November 30, 2003, Fidelity Advisor Series IV: Fidelity Real Estate High Income Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Advisor Series IV: Fidelity Real Estate High Income Fund has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV: Fidelity Real Estate High Income Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 29, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 29, 2004